Note 19 Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation at Spanish corporation tax rate 30 percent [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 3,107	€ 2,519	€ 1,073
Lower effective tax rate from foreign entities [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[1]	315	(332)	(181)
Lower effective tax rate from foreign entities [Member] | MEXICO
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[1]	€ (205)	€ (109)	€ (32)
Effective tax percentage on reconciliation	[1]	26.00%	27.00%	29.00%
Lower effective tax rate from foreign entities [Member] | CHILE
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[1]	€ (8)	€ (5)	€ (2)
Effective tax percentage on reconciliation	[1]	13.00%	22.00%	23.00%
Lower effective tax rate from foreign entities [Member] | COLOMBIA
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[1]	€ 24	€ 0	€ 3
Effective tax percentage on reconciliation	[1]	37.00%	30.00%	31.00%
Lower effective tax rate from foreign entities [Member] | PERU
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[1]	€ (16)	€ 5	€ (7)
Effective tax percentage on reconciliation	[1]	27.00%	31.00%	28.00%
Lower effective tax rate from foreign entities [Member] | TURKEY
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[1]	€ 621	€ (125)	€ (73)
Effective tax percentage on reconciliation	[1]	70.00%	23.00%	25.00%
Lower effective tax rate from foreign entities [Member] | UNITED STATES
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[1]	€ 17	€ (62)	€ (75)
Effective tax percentage on reconciliation	[1]	17.00%	19.00%	16.00%
Lower effective tax rate from foreign entities [Member] | Other Countries [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[1]	€ (118)	€ (36)	€ 5
Revenues with lower tax rate dividends capital gains [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		(25)	(30)	(49)
Equity accounted earnings [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		(6)	0	12
USA Sale effect [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		0	544	0
Other effects Reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[2]	138	80	661
Reconciliation profit or loss before tax [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		10,356	8,399	3,576
Reconciliation profit or loss before tax [Member] | Profit loss before tax from continuing operations [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		10,356	7,247	5,248
Reconciliation profit or loss before tax [Member] | Profit loss before tax from discontinued operations [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		0	1,152	(1,672)
Reconciliation income tax [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		3,529	2,781	1,516
Reconciliation income tax [Member] | Discontinued operations [member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 0	€ 872	€ 57

[1]	(1) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.
[2]	(2) In 2020, related mainly to the impact of the goodwill impairment of the United States' CGU that amounted to €2,084 million. This impact did not have associated any Corporate Income Tax (CIT) expense credit (once the 30% tax rate is applied, the effect amounted to €625 million).